Note 1 - Summary of Significant Accounting Policies - 10Q (Details) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013
Note 1 - Summary of Significant Accounting Policies - 10Q (Details) [Line Items]
Real Estate Acquired Through Foreclosure (in Dollars)	$ 16,658,000	$ 16,658,000	$ 28,113,000	$ 11,967,000
Pension and Other Postretirement Benefit Contributions (in Dollars)	441,000	991,000	139,000
Evaluation for Impairment Threshold, Amount (in Dollars)		250,000
Commercial and Residential Lots [Member]
Note 1 - Summary of Significant Accounting Policies - 10Q (Details) [Line Items]
Real Estate Acquired Through Foreclosure (in Dollars)	$ 6,600,000	$ 6,600,000
Minimum [Member]
Note 1 - Summary of Significant Accounting Policies - 10Q (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives		3
Maximum [Member]
Note 1 - Summary of Significant Accounting Policies - 10Q (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives		40